Contracted concessional assets (Tables)	9 Months Ended
Sep. 30, 2021
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of September 30, 2021 and December 31, 2020 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of September 30, 2021
	($ in thousands)
Contracted concessional assets cost	891,757	2,895	9,292,599	78,781	21,467	837,960	11,125,459
Amortization and impairment	(64,076)	-	(2,706,477)	(12,602)	(7,269)	(161,118)	(2,951,542)
Total	827,681	2,895	6,586,122	66,179	14,198	676,842	8,173,917

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Other intangible assets under IAS 38	Property, plant and equipment under IAS 16	Balance as of December 31, 2020
	($ in thousands)
Contracted concessional assets cost	936,837	2,941	9,467,309	66,230	13,800	336,920	10,824,037
Amortization and impairment	(87,689)	-	(2,442,520)	(10,060)	(6,111)	(122,240)	(2,668,619)
Total	849,149	2,941	7,024,789	56,170	7,689	214,680	8,155,418